Earnings per share (Tables)	6 Months Ended
Sep. 30, 2020
Earnings per share
Schedule of basic and diluted earnings per share

	Six months ended 30 September
	2021	2020
	Millions	Millions
Weighted average number of shares for basic earnings per share	29,331	29,535
Effect of dilutive potential shares: restricted shares and share options	84	75
Weighted average number of shares for diluted earnings per share	29,415	29,610

Earnings per share attributable to owners of the parent during the period
	Six months ended 30 September
	2021	2020[1]
	€m	€m
Profit for basic and diluted earnings per share	996	1,269

	eurocents	eurocents
Basic profit per share	3.40	4.30
Diluted profit per share	3.39	4.29

Note:

1.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Profit for basic and diluted earnings per share has declined by €45 million, Basic profit per share and diluted profit per share have declined by 0.15 eurocents.